Interests in subsidiaries	12 Months Ended
Dec. 31, 2020
Interests In Subsidiaries [Line Items]
Disclosure Of Interests In Subsidiaries Explanatory

Note 28 Interests in subsidiaries and other entities

a) Interests in subsidiaries

UBS defines its significant subsidiaries as those entities that, either individually or in aggregate, contribute significantly to the Group’s financial position or results of operations, based on a number of criteria, including the subsidiaries’ equity and their contribution to the Group’s total assets and profit or loss before tax, in accordance with the requirements set by IFRS 12, Swiss regulations and the rules of the US Securities and Exchange Commission (SEC).

Individually significant subsidiaries

The two tables below list the Group’s individually significant subsidiaries as of 31 December 2020. Unless otherwise stated, the subsidiaries listed below have share capital consisting solely of ordinary shares that are held entirely by the Group, and the proportion of ownership interest held is equal to the voting rights held by the Group.

The country where the respective registered office is located is also the principal place of business. UBS AG operates through a global network of branches and a significant proportion of its business activity is conducted outside Switzerland, including in the UK, the US, Singapore, Hong Kong and other countries. UBS Europe SE has branches and offices in a number of EU Member States, including Germany, Italy, Luxembourg, Spain and Austria. Share capital is provided in the currency of the legally registered office.

Individually significant subsidiaries of UBS Group AG as of 31 December 2020
Company	Registered office		Share capital in million		Equity interest accumulated in %
UBS AG	Zurich and Basel, Switzerland		CHF	385.8	100.0
UBS Business Solutions AG1	Zurich, Switzerland		CHF	1.0	100.0
1 UBS Business Solutions AG holds subsidiaries in Poland, China and India.

Individually significant subsidiaries of UBS AG as of 31 December 2020[1]
Company	Registered office	Primary business	Share capital in million		Equity interest accumulated in %
UBS Americas Holding LLC	Wilmington, Delaware, USA	Group Functions	USD	3,150.0[2]	100.0
UBS Americas Inc.	Wilmington, Delaware, USA	Group Functions	USD	0.0	100.0
UBS Asset Management AG	Zurich, Switzerland	Asset Management	CHF	43.2	100.0
UBS Bank USA	Salt Lake City, Utah, USA	Global Wealth Management	USD	0.0	100.0
UBS Europe SE	Frankfurt, Germany	Global Wealth Management	EUR	446.0	100.0
UBS Financial Services Inc.	Wilmington, Delaware, USA	Global Wealth Management	USD	0.0	100.0
UBS Securities LLC	Wilmington, Delaware, USA	Investment Bank	USD	1,283.1[3]	100.0
UBS Switzerland AG	Zurich, Switzerland	Personal & Corporate Banking	CHF	10.0	100.0
1 Includes direct and indirect subsidiaries of UBS AG. 2 Consists of common share capital of USD 1,000 and non-voting preferred share capital of USD 3,150,000,000. 3 Consists of common share capital of USD 100,000 and non-voting preferred share capital of USD 1,283,000,000.

Other subsidiaries

The table below lists other direct and indirect subsidiaries of UBS AG that are not individually significant but that contribute to the Group’s total assets and aggregated profit before tax thresholds and are thereby disclosed in accordance with the requirements set by the SEC.

Other subsidiaries of UBS AG as of 31 December 2020
Company	Registered office	Primary business	Share capital in million		Equity interest accumulated in %
UBS Asset Management (Americas) Inc.	Wilmington, Delaware, USA	Asset Management	USD	0.0	100.0
UBS Asset Management (Hong Kong) Limited	Hong Kong, Hong Kong	Asset Management	HKD	254.0	100.0
UBS Asset Management Life Ltd	London, United Kingdom	Asset Management	GBP	15.0	100.0
UBS Asset Management Switzerland AG	Zurich, Switzerland	Asset Management	CHF	0.5	100.0
UBS Asset Management (UK) Ltd	London, United Kingdom	Asset Management	GBP	125.0	100.0
UBS Business Solutions US LLC	Wilmington, Delaware, USA	Group Functions	USD	0.0	100.0
UBS Credit Corp.	Wilmington, Delaware, USA	Global Wealth Management	USD	0.0	100.0
UBS (France) S.A.	Paris, France	Global Wealth Management	EUR	133.0	100.0
UBS Fund Management (Luxembourg) S.A.	Luxembourg, Luxembourg	Asset Management	EUR	13.0	100.0
UBS Fund Management (Switzerland) AG	Basel, Switzerland	Asset Management	CHF	1.0	100.0
UBS (Monaco) S.A.	Monte Carlo, Monaco	Global Wealth Management	EUR	49.2	100.0
UBS Realty Investors LLC	Boston, Massachusetts, USA	Asset Management	USD	9.0	100.0
UBS Securities Australia Ltd	Sydney, Australia	Investment Bank	AUD	0.3[1]	100.0
UBS Securities Hong Kong Limited	Hong Kong, Hong Kong	Investment Bank	HKD	3,154.2	100.0
UBS Securities Japan Co., Ltd.	Tokyo, Japan	Investment Bank	JPY	32,100.0	100.0
UBS Securities Pte. Ltd.	Singapore, Singapore	Investment Bank	SGD	420.4	100.0
1 Includes a nominal amount relating to redeemable preference shares.

Consolidated structured entities

UBS consolidates a structured entity (an SE) if it has power over the relevant activities of the entity, exposure to variable returns and the ability to use its power to affect its returns. Consolidated SEs include certain investment funds, securitization vehicles and client investment vehicles. UBS has no individually significant subsidiaries that are SEs.

In 2020 and 2019, the Group did not enter into any contractual obligation that could require the Group to provide financial support to consolidated SEs. In addition, the Group did not provide support, financial or otherwise, to a consolidated SE when the Group was not contractually obligated to do so, nor does the Group have any intention to do so in the future. Furthermore, the Group did not provide support, financial or otherwise, to a previously unconsolidated SE that resulted in the Group controlling the SE during the reporting period.

UBS AG
Interests In Subsidiaries [Line Items]
Disclosure Of Interests In Subsidiaries Explanatory

Note 28 Interests in subsidiaries and other entities

a) Interests in subsidiaries

UBS AG defines its significant subsidiaries as those entities that, either individually or in aggregate, contribute significantly to UBS AG’s financial position or results of operations, based on a number of criteria, including the subsidiaries’ equity and their contribution to UBS AG’s total assets and profit or loss before tax, in accordance with the requirements set by IFRS 12, Swiss regulations and the rules of the US Securities and Exchange Commission (SEC).

Individually significant subsidiaries

The table below lists UBS AG’s individually significant subsidiaries as of 31 December 2020. Unless otherwise stated, the subsidiaries listed below have share capital consisting solely of ordinary shares that are held entirely by UBS AG, and the proportion of ownership interest held is equal to the voting rights held by UBS AG.

The country where the respective registered office is located is also the principal place of business. UBS AG operates through a global network of branches and a significant proportion of its business activity is conducted outside Switzerland, including in the UK, the US, Singapore, Hong Kong and other countries. UBS Europe SE has branches and offices in a number of EU Member States, including Germany, Italy, Luxembourg, Spain and Austria. Share capital is provided in the currency of the legally registered office.

Individually significant subsidiaries of UBS Group AG as of 31 December 2020
Company	Registered office		Share capital in million		Equity interest accumulated in %
UBS AG	Zurich and Basel, Switzerland		CHF	385.8	100.0
UBS Business Solutions AG1	Zurich, Switzerland		CHF	1.0	100.0
1 UBS Business Solutions AG holds subsidiaries in Poland, China and India.

Individually significant subsidiaries of UBS AG as of 31 December 2020[1]
Company	Registered office	Primary business	Share capital in million		Equity interest accumulated in %
UBS Americas Holding LLC	Wilmington, Delaware, USA	Group Functions	USD	3,150.0[2]	100.0
UBS Americas Inc.	Wilmington, Delaware, USA	Group Functions	USD	0.0	100.0
UBS Asset Management AG	Zurich, Switzerland	Asset Management	CHF	43.2	100.0
UBS Bank USA	Salt Lake City, Utah, USA	Global Wealth Management	USD	0.0	100.0
UBS Europe SE	Frankfurt, Germany	Global Wealth Management	EUR	446.0	100.0
UBS Financial Services Inc.	Wilmington, Delaware, USA	Global Wealth Management	USD	0.0	100.0
UBS Securities LLC	Wilmington, Delaware, USA	Investment Bank	USD	1,283.1[3]	100.0
UBS Switzerland AG	Zurich, Switzerland	Personal & Corporate Banking	CHF	10.0	100.0
1 Includes direct and indirect subsidiaries of UBS AG. 2 Consists of common share capital of USD 1,000 and non-voting preferred share capital of USD 3,150,000,000. 3 Consists of common share capital of USD 100,000 and non-voting preferred share capital of USD 1,283,000,000.

Other subsidiaries

The table below lists other direct and indirect subsidiaries of UBS AG that are not individually significant but that contribute to UBS AG’s total assets and aggregated profit before tax thresholds and are thereby disclosed in accordance with the requirements set by the SEC.

Other subsidiaries of UBS AG as of 31 December 2020
Company	Registered office	Primary business	Share capital in million		Equity interest accumulated in %
UBS Asset Management (Americas) Inc.	Wilmington, Delaware, USA	Asset Management	USD	0.0	100.0
UBS Asset Management (Hong Kong) Limited	Hong Kong, Hong Kong	Asset Management	HKD	254.0	100.0
UBS Asset Management Life Ltd	London, United Kingdom	Asset Management	GBP	15.0	100.0
UBS Asset Management Switzerland AG	Zurich, Switzerland	Asset Management	CHF	0.5	100.0
UBS Asset Management (UK) Ltd	London, United Kingdom	Asset Management	GBP	125.0	100.0
UBS Business Solutions US LLC	Wilmington, Delaware, USA	Group Functions	USD	0.0	100.0
UBS Credit Corp.	Wilmington, Delaware, USA	Global Wealth Management	USD	0.0	100.0
UBS (France) S.A.	Paris, France	Global Wealth Management	EUR	133.0	100.0
UBS Fund Management (Luxembourg) S.A.	Luxembourg, Luxembourg	Asset Management	EUR	13.0	100.0
UBS Fund Management (Switzerland) AG	Basel, Switzerland	Asset Management	CHF	1.0	100.0
UBS (Monaco) S.A.	Monte Carlo, Monaco	Global Wealth Management	EUR	49.2	100.0
UBS Realty Investors LLC	Boston, Massachusetts, USA	Asset Management	USD	9.0	100.0
UBS Securities Australia Ltd	Sydney, Australia	Investment Bank	AUD	0.3[1]	100.0
UBS Securities Hong Kong Limited	Hong Kong, Hong Kong	Investment Bank	HKD	3,154.2	100.0
UBS Securities Japan Co., Ltd.	Tokyo, Japan	Investment Bank	JPY	32,100.0	100.0
UBS Securities Pte. Ltd.	Singapore, Singapore	Investment Bank	SGD	420.4	100.0
1 Includes a nominal amount relating to redeemable preference shares.

Consolidated structured entities

UBS AG consolidates a structured entity (an SE) if it has power over the relevant activities of the entity, exposure to variable returns and the ability to use its power to affect its returns. Consolidated SEs include certain investment funds, securitization vehicles and client investment vehicles. UBS AG has no individually significant subsidiaries that are SEs.

In 2020 and 2019, UBS AG did not enter into any contractual obligation that could require UBS AG to provide financial support to consolidated SEs. In addition, UBS AG did not provide support, financial or otherwise, to a consolidated SE when UBS AG was not contractually obligated to do so, nor does UBS AG have any intention to do so in the future. Furthermore, UBS AG did not provide support, financial or otherwise, to a previously unconsolidated SE that resulted in UBS AG controlling the SE during the reporting period.